Principal accounting policies - Revenue recognition and cost of revenues - Practical expedients (Details)	12 Months Ended
Dec. 31, 2024
Principal accounting policies
Practical expedients of transaction price allocated to the performance obligation	true
Practical expedients of payment terms and conditions vary by contract type	false
Practical expedients for general expenses sales commission incurred of amortization period	false